CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, tax	¥ 0
Net loss attributable to redeemable non-controlling interests	¥ 464